Summary of significant accounting policies - Transfer from (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
FAMI
Variable Interest Entity [Line Items]
WFOE that is the primary beneficiary of the VIE	$ 1,668,758
Other entities that are consolidated	319,981	$ 394,742	$ 702
WFOE that is the primary beneficiary of the VIE
Variable Interest Entity [Line Items]
Other entities that are consolidated	24,075,199	1,832,576	804,269
VIE and its subsidiaries
Variable Interest Entity [Line Items]
FAMI	45,500
Other entities that are consolidated	5,624,880	770,216	218,232
Other entities that are consolidated
Variable Interest Entity [Line Items]
FAMI	124,670,237	400,960	600,000
WFOE that is the primary beneficiary of the VIE	38,204,550	1,812,810	791,603
VIE and its subsidiaries	$ 1,601,406	$ 2,199,053	$ 5,620,368